Real Estate Owned, Net - Future Minimum Rent Income (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Real Estate [Abstract]
2022 (April 1 through December 31)	$ 5,357,817
2023	4,235,538	$ 7,214,814
2024	4,380,043	4,235,538
2025	792,925	4,380,043
2026	816,724	792,925
2027	598,943	816,724
Thereafter	1,815,497	2,414,440
Total	$ 17,997,487	$ 19,854,484